Consolidated condensed statements of cash flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 03, 2021	Jun. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net income	$ 13,748	$ 4,506
Adjustments to reconcile net income to net cash provided by (used in) operating activities from continuing operations:
Depreciation and amortization	14,663	14,513
Change in fair value of contingent consideration	641	0
Provision for expected credit losses	(359)	1,162
(Recovery) provision for expected credit losses	(359)	1,162
Equity-based compensation from 2021 Stock Incentive Plan	7,797	0
Profits interest plan, liability-classified and other equity awards compensation	(24,356)	(6,771)
Change in fair value of interest rate swap	(1,310)	2,001
Change in fair value of Equity Participation Rights unit	(2,774)	(788)
Impairments related to variable interest entity	7,043	0
Other, net	(255)	(134)
Changes in operating assets and liabilities:
Accounts receivable	(9,370)	16,631
Inventories	3,913	(6,329)
Accounts payable and accrued expenses	2,917	1,587
Other current assets and liabilities	(13,011)	(867)
Net cash from operating activities	(713)	25,511
Investing activities:
Purchase of Bioness, Inc, net of cash acquired	(45,790)	0
Purchase of property and equipment	(2,642)	(1,050)
Other	(864)	(152)
Net cash from investing activities	(49,296)	(1,202)
Net cash from investing activities - discontinued operations	0	172
Net cash from investing activities	(49,296)	(1,030)
Financing activities:
Proceeds from issuance of Class A common stock sold in initial public offering, net of underwriting discounts and offering costs	107,777	0
Proceeds from issuance of Class A and B common stock	330	0
Borrowing on revolver	0	49,000
Payments on long-term debt	(7,500)	(2,500)
Refunds (distributions) - members	813	(9,075)
Other, net	(11)	0
Net cash from financing activities	101,409	37,425	$ (29,569)	$ (10,951)	$ (13,256)
Effect of exchange rate changes on cash	(171)	(186)	589	(104)	(160)
Net change in cash, cash equivalents and restricted cash	51,229	61,720
Cash, cash equivalents and restricted cash at the beginning of the period	86,839	64,520	64,520
Cash, cash equivalents and restricted cash at the end of the period	138,068	126,240	86,839	64,520
Supplemental disclosure of noncash investing and financing activities
Accounts payable for purchase of property and equipment	695	14
Accrued member distributions	305	787
Bio Ventus LLC [Member]
Operating activities:
Net income			14,722	6,298	(12,207)
Net loss from discontinued operations				1,815	16,650
Net income from continuing operations			14,722	8,113	4,443
Adjustments to reconcile net income to net cash provided by (used in) operating activities from continuing operations:
Depreciation and amortization			28,643	30,316	29,238
Loss on impairment of intangible assets					489
Change in fair value of contingent consideration					(739)
Payment of contingent consideration in excess of amount established in purchase accounting				(945)	(3,558)
Provision for expected credit losses			1,215	2,242	2,538
(Recovery) provision for expected credit losses			1,215	2,242	2,538
Profits interest plan, liability-classified and other equity awards compensation			10,103	10,844	14,325
Change in fair value of interest rate swap			1,599
Deferred income taxes			(511)	(348)	(79)
Amortization of debt discount and capitalized loan fees, net			543	1,583	1,686
Loss on debt retirement and modification				3,352
Change in fair value of Equity Participation Rights unit			644	565	1,009
Other, net			(67)	395	106
Changes in operating assets and liabilities:
Accounts receivable			(3,941)	(14,909)	(12,130)
Inventories			(528)	(1,427)	3,256
Accounts payable and accrued expenses			20,510	6,646	12,148
Other current assets and liabilities			(733)	(3,882)	(422)
Net cash provided by operating activities from continuing operations			72,199	42,545	52,310
Net cash used in operating activities of discontinued operations			(400)	(1,832)	(7,123)
Net cash from operating activities			71,799	40,713	45,187
Investing activities:
Investment and acquisition of distribution rights			(16,579)	(6,000)	(3,500)
Acquisition of VIE				430
Purchase of property and equipment			(4,093)	(2,342)	(2,561)
Net cash from investing activities			(20,672)	(7,912)	(6,061)
Net cash from investing activities - discontinued operations			172		(40)
Net cash from investing activities			(20,500)	(7,912)	(6,101)
Financing activities:
Borrowing on revolver			49,000
Payment on revolver			(49,000)
Proceeds from the issuance of long-term debt, net of issuance costs				198,134
Payments on long-term debt			(10,000)	(199,500)	(5,250)
Refunds (distributions) - members			(19,886)	(9,137)	(7,846)
Other, net			317	(448)	(160)
Net change in cash, cash equivalents and restricted cash			22,319	21,746	25,670
Cash, cash equivalents and restricted cash at the beginning of the period	$ 86,839	$ 64,520	64,520	42,774	17,104
Cash, cash equivalents and restricted cash at the end of the period			86,839	64,520	42,774
Supplemental disclosure of cash flow information
Cash paid for income taxes			1,541	1,577	1,944
Cash paid for interest			7,486	15,450	17,273
Supplemental disclosure of noncash investing and financing activities
Accrued liabilities for distribution rights			1,000		6,000
Debt conversion			973
Accounts payable for purchase of property and equipment			336	34	184
Accrued member distributions			$ 31	$ 499	$ 906